ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2024
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Location
	Year ended December 31,
	2024	2023	2022
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$3,146	$3,527	$3,249
United States	29,678	23,937	15,616
Other	14,886	7,777	6,595
	$47,710	$35,241	$25,460

	Year ended December 31,
	2024	2023	2022
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$4,722	$4,170	$3,913
United States	74,648	58,062	40,954
Other	25,036	16,321	14,229
	$104,406	$78,553	$59,096

Schedule of Long-Lived Assets by Geographical Location
	December 31,
	2024	2023	2022
Israel	$13,773	$11,569	$10,231
United States	34,822	35,002	41,270
Total	$48,595	$46,571	$51,501